ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Accrued employees’ social insurance	$348,650	$364,870
Accrued payroll and commission	232,417	181,240
Accrued rent expense	101,228	112,500
Construction payable	76,437	96,844
Accrued professional fees	45,569	16,927
Deposit	7,450	-
Other payables	33,040	88,379
Total	$844,791	$860,760

Accrued liabilities and other payables consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Accrued employees’ social insurance	$327,735	$364,870
Accrued payroll and commission	179,183	181,240
Accrued rent expense	29,000	112,500
Construction payable	111,807	96,844
Accrued professional fees	50,840	16,927
Deposit	12,239	-
Other payables	41,596	88,379
Total	$752,400	$860,760